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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22960

Eubel Brady & Suttman Mutual Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450	Cincinnati, Ohio 45246
(Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Eubel Brady & Suttman
Income and Appreciation Fund

Ticker Symbol: EBSZX

Eubel Brady & Suttman
Income Fund

Ticker Symbol: EBSFX

Each a series of the
Eubel Brady & Suttman Mutual Fund Trust

ANNUAL REPORT

July 31, 2015

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
LETTER TO OUR SHAREHOLDERS	July 31, 2015

Dear Shareholders:

The Funds began operations on September 30, 2014, and completed their first fiscal period on July 31, 2015, with 10 months of operating history.

In this first annual letter we provide background on the Funds, review our investment philosophy and the flexibility provided for within the Funds, and offer general comments on U.S. fixed-income and equity markets. In addition, we review each Fund’s results for the fiscal period ended July 31, 2015, as well as primary factors that contributed to their performance relative to their benchmarks, and offer our perspective on the current environment as it relates to the Funds.

Background – We believe our motivation for forming the Funds was different than that of most Registered Investment Advisors (“RIA”). Most RIAs form mutual funds and market them openly to the public, directly or through various channels as a means of gathering assets, where investors are largely unknown to the manager. Our motivation was different, as it was primarily about how to more effectively make investments for those who already entrust us with their capital (current clients), rather than those who may entrust us with their capital in the future (potential clients). Supporting this notion is the fact that only RIA clients of Eubel Brady & Suttman Asset Management, Inc. (“EBS”) are permitted to invest in these Funds. Would we enjoy working with new RIA clients? Sure, after we get to know them and determine if we are a good fit for their needs.

We believed that the Funds would significantly increase the depth and breadth of our fixed-income investment opportunity set and improve liquidity for clients. Those assumptions have held true thus far in practice.

Investment Philosophy – Managing risks so that investors are being adequately compensated for them is an important element of our bottom-up investment philosophy. Interest rates are extremely difficult to accurately forecast over time, so we do not attempt such a fruitless endeavor. In our view, flexibility in portfolio management can support long-term success. As such, each Fund has latitude with respect to maturity, duration (price sensitivity to a change in interest rates) and credit quality (among other factors). This flexibility allows us to invest where we find the most value, rather than being confined to specific maturity, duration and credit rating targets. Importantly, since we are not managing to a specific maturity or duration target – we can and often do – hold bonds to maturity. We believe this provides our Funds an advantage over those which are more constrained. In addition, with the Funds’ investor base being comprised solely of EBS clients, fund flows are considerably more stable than those of funds open to the general public. This, too, can provide the Funds an advantage relative to those which may have their assets under management fluctuate wildly at the whims of unknown investors’ emotions. Each Fund held fewer than 100 securities at fiscal year-end, but maintained good diversification in our view. Many funds hold hundreds of securities. In our opinion, holding fewer “eggs” in our basket allows us to be selective, and provide close oversight. Because the composition of the EBS Funds will often be materially different than their indexes, you should expect their returns to diverge from them, often significantly. Lastly, neither Fund uses leverage (borrows money) to make investments.

Fiscal 2015 General Market Comments – During fiscal 2015, yields on U.S. fixed-income instruments generally remained at low levels; however, corporate yields lifted and credit spreads widened during the first half of 2015. The yields and credit spreads of BBB rated instruments on average increased and widened 0.40% and 0.41%, respectively, from the Funds’ inception through July 31, as an example. The yield of longer dated Treasuries declined during that period.

Corporate America has taken advantage of the low yield environment, extending its bond maturities – up to an average of about 17 years as of July 2015. This compares to averages of roughly 13 years and seven years in 2010 and 2000, respectively. The debt of energy related companies has been more volatile in recent months, as compared to other sectors of the fixed-income market. Broker-dealers’ fixed-income inventory remains low relative to issuance, a by-product of new rules enacted since 2008. This has resulted in a less liquid corporate fixed-income market. The ability to trade in larger blocks of securities is helpful.

In regards to convertible securities, we believe U.S. equity markets were generally overvalued during the period with small- and mid-cap companies being the most richly priced relative to earnings and cash-flow. This, in conjunction with many convertibles’ equity sensitivity, limited the number of interesting convertible opportunities.

Results For Fiscal 2015 – Since inception (September 30, 2014) through July 31, 2015, the EBS Income and Appreciation Fund (“EBSZX”) posted a total return of 0.38%, while its primary benchmark, the BofA Merrill Lynch U.S. Yield Alternatives Index, declined 3.10%.

The primary factors contributing to EBSZX’s outperformance during its first fiscal period are described below:

●

EBSZX’s investment in non-convertible securities and warrants contributed to its positive absolute and relative performance as those assets generally performed better than those underlying the index, on average.

●

Its modest exposure to energy related companies was a positive, as yields generally increased on their debt due to the declining price of oil. Increasing yields put downward pressure on the value of associated debt.

The EBS Income Fund (“EBSFX”) logged a total return of 0.22%, while its primary benchmark, the BofA Merrill Lynch U.S. Corporate & Government Master Index appreciated 2.48%.

The primary factors contributing to EBSFX’s underperformance during its first fiscal period are described below:

●

EBSFX’s average maturity and duration were consistently shorter than that of its benchmark. This was a negative as short-term yields increased, causing prices of those type securities generally owned by the Fund to decline slightly.

●

The majority of the benchmark’s performance was driven by longer dated maturities whose prices were generally not as negatively affected as securities on the short end of the yield curve where yields increased more.

Our Perspective – In light of the current low yield environment, it is hard to envision a probable scenario where yields are materially lower several years from now. As such, the Funds are structured with an eye toward higher yields in the future.

Today, we are more comfortable selectively taking credit risk on the short end of the yield curve than increasing interest rate risk by extending maturities to enhance yield. The Funds’ sensitivity to interest rates is modest, in our view. The Funds’ holdings are diversified, and there is no significant concentration within any one economic sector.

Both Funds participated in their first bank loan during the period. While not material in size, the investment itself is symbolic of the added flexibility the fund structure offers.

Within EBSZX, convertible exposure is lower than we prefer. Again, this is largely due to a low yield environment and stock prices that seem generally high relative to underlying values ... resulting in slim pickings within the convertible universe, for now.

We welcome your questions, comments or both and may be reached at 800-391-1223. As always, we appreciate your trust and confidence in our firm.

Sincerely,

The EBS Research Group

Important Disclosures – Performance data quoted in this letter or the report itself represents past performance. Past performance does not guarantee future results. The value of an investor’s shares will fluctuate, and may be worth more or less than the original cost when redeemed. Current performance may be higher or lower than performance quoted herein. Performance data, current to the most recent month end, is available by calling 1-800-391-1223.

The information in this “Letter To Our Shareholders” represents the opinion of the author and is not intended to be a forecast or investment advice. This publication does not constitute an offer or solicitation of any transaction in any securities. Information contained in this publication has been obtained from sources believed to be reliable, but has not been independently verified by EBS. Please note that any discussion of fund holdings, fund performance and views expressed are as of July 31, 2015 (except if otherwise stated) and are subject to change without notice.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
PERFORMANCE INFORMATION
July 31, 2015 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
Eubel Brady & Suttman Income and Appreciation Fund versus
the BofA Merrill Lynch U.S. Yield Alternatives Index,
the BofA Merrill Lynch U.S. Total Return Alternatives Index and
the BofA Merrill Lynch 1-10 Year Corporate Index

$11,000
$10,500
$10,000
$9,500
$9,000
$10,570
$10,194
$10,038
$9,690
Past performance is not predictive of future performance.
9/30/2014
10/31/2014
11/30/2014
12/31/2014
1/31/2015
2/28/2015
3/31/2015
4/30/2015
5/31/2015
6/30/2015
7/31/2015
Eubel Brady & Suttman Income and Appreciation Fund - $10,038
BofA Merrill Lynch U.S. Yield Alternatives Index - $9,690
BofA Merrill Lynch U.S. Total Return Alternatives Index - $10,570
BofA Merrill Lynch U.S. 1-10 Year Corporate Index - $10,194

Total Return(a) For the period ended July 31, 2015
Since Inception(b)
Eubel Brady & Suttman Income and Appreciation Fund	0.38%
BofA Merrill Lynch U.S. Yield Alternatives Index*	(3.10%)
BofA Merrill Lynch U.S. Total Return Alternatives Index*	5.70%
BofA Merrill Lynch 1-10 Year Corporate Index*	1.94%

(a)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes dividends or distributions, if any, are reinvested in shares of the Fund.
(b)	Represents the period from the commencement of operations (September 30, 2014) through July 31, 2015.
*

The BofA Merrill Lynch U.S. Yield Alternatives Index tracks the performance of U.S. dollar denominated convertible debt. The BofA Merrill Lynch U.S. Total Return Alternatives Index tracks the performance of U.S. dollar denominated convertible debt with more equity sensitivity than typically found in the Yield Alternatives Index, on average. The BofA Merrill Lynch 1-10 Year Corporate Index tracks the performance of U.S. dollar denominated investment grade corporate debt publicly issued in the U.S. domestic market with a remaining term to final maturity less than 10 years. The Fund does not invest solely in securities included in these indices and may invest in other types of bonds and securities.

EUBEL BRADY & SUTTMAN INCOME FUND
PERFORMANCE INFORMATION
July 31, 2015 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
Eubel Brady & Suttman Income Fund versus the BofA Merrill Lynch U.S.

Corporate & Government Master Index and the BofA Merrill Lynch U.S.

Corporate & Government 1-10 Yrs Index

$11,000
$10,500
$10,000
$9,500
$9,000
$10,248
$10,218
$10,022
Past performance is not predictive of future performance.
9/30/2014
10/31/2014
11/30/2014
12/31/2014
1/31/2015
2/28/2015
3/31/2015
4/30/2015
5/31/2015
6/30/2015
7/31/2015
Eubel Brady & Suttman Income Fund - $10,022
BofA Merrill Lynch U.S. Corporate & Government Master Index - $10,248
BofA Merrill Lynch U.S. Corporate & Government 1-10 Yrs Index - $10,218

Total Return(a) For the period ended July 31, 2015
Since Inception(b)
Eubel Brady & Suttman Income Fund	0.22%
BofA Merrill Lynch U.S. Corporate & Government Master Index*	2.48%
BofA Merrill Lynch U.S. Corporate & Government 1-10 Yrs Index*	2.18%

(a)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes dividends or distributions, if any, are reinvested in shares of the Fund.
(b)	Represents the period from the commencement of operations (September 30, 2014) through July 31, 2015.
*

The BofA Merrill Lynch U.S. Corporate & Government Master Index tracks the performance of U.S. dollar denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities. The BofA Merrill Lynch U.S. Corporate & Government 1-10 Yrs Index tracks the performance of U.S. dollar denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities with a remaining term to final maturity less than 10 years. The Fund does not invest solely in securities included in these indices and may invest in other types of bonds and securities.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
PORTFOLIO INFORMATION
July 31, 2015 (Unaudited)

Eubel Brady & Suttman Income and Appreciation Fund
Asset Allocation (% of Net Assets)

Eubel Brady & Suttman Income Fund
Asset Allocation (% of Net Assets)

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND SCHEDULE OF INVESTMENTS July 31, 2015
CORPORATE BONDS — 66.3%	Coupon	Maturity	Par Value	Value
Consumer Discretionary — 21.0%
Gannet Co., Inc.	10.000%	04/01/16	$2,156,000	$2,269,190
Hanesbrands, Inc.	6.375%	12/15/20	2,230,000	2,327,562
Hyatt Hotels Corp.	3.875%	08/15/16	1,700,000	1,734,569
Marriott International, Inc.	3.375%	10/15/20	2,220,000	2,290,274
Sears Holdings Corp.	6.625%	10/15/18	1,600,000	1,536,000
Sherwin-Williams Co.	1.350%	12/15/17	2,430,000	2,421,476
Time Warner Cable, Inc.	6.750%	07/01/18	2,100,000	2,336,977
Whirlpool Corp.	1.650%	11/01/17	2,400,000	2,400,521
				17,316,569
Consumer Staples — 7.0%
Altria Group, Inc.	4.125%	09/11/15	800,000	802,817
Dr Pepper Snapple Group, Inc.	6.820%	05/01/18	2,170,000	2,457,425
Kroger Co. (The)	2.200%	01/15/17	2,500,000	2,528,860
				17,316,569
Energy — 5.2%
Boardwalk Pipelines, LLC	5.875%	11/15/16	1,500,000	1,557,816
Boardwalk Pipelines, LLC	5.500%	02/01/17	500,000	517,625
Transocean, Inc.	5.050%	12/15/16	2,200,000	2,222,000
				17,316,569
Financials — 12.3%
American Financial Group, Inc.	9.875%	06/15/19	800,000	1,002,117
Capital One Bank USA, N.A.	2.150%	11/21/18	1,380,000	1,371,699
Genworth Holdings, Inc.	6.515%	05/22/18	1,397,000	1,480,820
Goldman Sachs Group, Inc. (a)	1.086%	12/15/17	820,000	821,281
Jefferies Group, LLC	3.875%	11/09/15	625,000	629,138
Leucadia National Corp.	8.125%	09/15/15	2,450,000	2,466,844
Zions Bancorp.	5.650%	11/15/23	2,300,000	2,376,187
				17,316,569
Health Care — 2.9%
WellPoint, Inc.	2.375%	02/15/17	2,400,000	2,427,602
				17,316,569
Industrials — 1.0%
Caterpillar, Inc.	7.900%	12/15/18	708,000	846,798
				17,316,569
Information Technology — 12.2%
Avnet, Inc.	6.000%	09/01/15	1,650,000	1,655,884
Avnet, Inc.	6.625%	09/15/16	632,000	665,239
Cisco Systems, Inc.	5.500%	02/22/16	1,200,000	1,233,523
FLIR Systems, Inc.	3.750%	09/01/16	1,700,000	1,739,838
Hewlett-Packard Co.	3.000%	09/15/16	2,400,000	2,443,361

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 66.3% (Continued)	Coupon	Maturity	Par Value	Value
Information Technology — 12.2% (Continued)
Xerox Corp.	6.350%	05/15/18	$2,110,000	$2,341,102
				10,078,947
Materials — 2.9%
Steel Dynamics, Inc.	5.125%	10/01/21	2,350,000	2,344,125

Telecommunication Services — 1.8%
AT&T, Inc.	2.400%	08/15/16	1,500,000	1,519,661

Total Corporate Bonds (Cost $54,699,112)				$54,768,331

CONVERTIBLE CORPORATE BONDS — 24.7%	Coupon	Maturity	Par Value	Value
Energy — 5.1%
Chesapeake Energy Corp.	2.500%	05/15/37	$2,600,000	$2,333,500
Hornbeck Offshore Services, Inc.	1.500%	09/01/19	2,370,000	1,887,112
				4,220,612
Financials — 10.1%
Ares Capital Corp.	5.750%	02/01/16	2,278,000	2,309,322
Jefferies Group, LLC	3.875%	11/01/29	2,000,000	2,058,750
RAIT Financial Trust	4.000%	10/01/33	2,166,000	1,809,964
Redwood Trust, Inc.	4.625%	04/15/18	2,275,000	2,196,797
				8,374,833
Industrials — 1.5%
Horsehead Holding Corp.	3.800%	07/01/17	1,375,000	1,225,469

Information Technology — 5.0%
Bridgeline Digital, Inc. (b)(c)	10.000%	09/30/16	1,000,000	1,000,000
Intel Corp.	2.950%	12/15/35	1,400,000	1,647,625
SanDisk Corp.	1.500%	08/15/17	1,085,000	1,436,269
				4,083,894
Materials — 3.0%
RTI International Metals, Inc.	1.625%	10/15/19	2,370,000	2,507,756

Total Convertible Corporate Bonds (Cost $20,707,134)				$20,412,564

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND SCHEDULE OF INVESTMENTS (Continued)
BANK DEBT — 1.1%	Coupon	Maturity	Par Value	Value
NCP Finance Limited Partnership (a)(b)(c)	4.185%	08/06/15	$202,247	$202,247
NCP Finance Limited Partnership (a)(b)(c)	4.185%	08/10/15	101,124	101,124
NCP Finance Limited Partnership (a)(b)(c)	4.185%	08/24/15	202,247	202,247
NCP Finance Limited Partnership (a)(b)(c)	6.000%	09/30/16	444,944	444,944
Total Bank Debt (Cost $950,562)				$950,562

CONVERTIBLE PREFERRED STOCKS — 0.4%	Shares	Value
DecisionPoint Systems, Inc., 8.00%, Series D (b)	84,532	$248,524
DecisionPoint Systems, Inc., 10.00%, Series E (b)(c)	33,717	115,649
Total Preferred Stocks (Cost $1,168,603)		$364,173

WARRANTS — 4.4%	Shares	Value
Capital One Financial Corp., $42.13, expires 11/14/18 (d)	13,200	$516,780
First Financial Bancorp, $12.202, expires 12/23/18 (d)	67,850	475,629
Hartford Financial Services Group, Inc., $9.297, expires 06/26/19 (d)	45,200	1,822,464
Lincoln National Corp., $10.348, expires 07/10/19 (d)	16,260	802,756
Total Warrants (Cost $1,659,481)		$3,617,629

MONEY MARKET FUNDS — 2.0%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.02% (e) (Cost $1,618,705)	1,618,705	$1,618,705

Total Investments at Value — 98.9% (Cost $80,803,597)		$81,731,964

Other Assets in Excess of Liabilities — 1.1%		916,155

Net Assets — 100.0%		$82,648,119

(a)	Variable rate security. The rate shown is the effective interest rate as of July 31, 2015.
(b)

Security value has been determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities is $2,314,735 at July 31, 2015, representing 2.8% of net assets (Note 2).

(c)	Illiquid security. Total fair value of illiquid securities held as of July 31, 2015 was $2,066,211, representing 2.5% of net assets.
(d)	Non-income producing security.
(e)	The rate shown is the 7-day effective yield as of July 31, 2015.
See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND SCHEDULE OF INVESTMENTS July 31, 2015
U.S. TREASURY OBLIGATIONS — 6.2%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes	0.625%	08/15/16	$2,200,000	$2,205,500
U.S. Treasury Notes	0.875%	04/30/17	2,200,000	2,209,968
U.S. Treasury Notes	0.750%	06/30/17	2,200,000	2,204,640
U.S. Treasury Notes	0.875%	08/15/17	1,320,000	1,324,538
U.S. Treasury Notes	1.500%	08/31/18	2,190,000	2,220,454
Total U.S. Treasury Obligations (Cost $10,145,847)				$10,165,100

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.5%	Coupon	Maturity	Par Value	Value
Federal Home Loan Bank — 0.3%
Federal Home Loan Bank	5.000%	12/09/16	$500,000	$529,195

Federal National Mortgage Association — 2.2%
Federal National Mortgage Association	1.375%	11/15/16	2,200,000	2,224,711
Federal National Mortgage Association	1.250%	01/30/17	1,300,000	1,311,817
				3,536,528
Total U.S. Government Agency Obligations (Cost $4,067,814)				$4,065,723

CORPORATE BONDS — 80.6%	Coupon	Maturity	Par Value	Value
Consumer Discretionary — 18.6%
AutoZone, Inc.	6.950%	06/15/16	$3,748,000	$3,940,613
Gannet Co., Inc.	10.000%	04/01/16	2,810,000	2,957,525
Gannet Co., Inc.	5.125%	07/15/20	1,375,000	1,433,438
Hanesbrands, Inc.	6.375%	12/15/20	4,300,000	4,488,125
Hyatt Hotels Corp.	3.875%	08/15/16	1,597,000	1,629,475
Marriott International, Inc.	3.375%	10/15/20	3,250,000	3,352,879
Sherwin-Williams Co.	1.350%	12/15/17	4,000,000	3,985,968
Time Warner Cable, Inc.	6.750%	07/01/18	4,200,000	4,673,953
Whirlpool Corp.	1.650%	11/01/17	3,825,000	3,825,830
				30,287,806

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 80.6% (Continued)	Coupon	Maturity	Par Value	Value
Consumer Staples — 14.4%
Altria Group, Inc.	4.125%	09/11/15	$4,800,000	$4,816,901
Dr Pepper Snapple Group, Inc.	6.820%	05/01/18	3,756,000	4,253,497
General Mills, Inc	1.400%	10/20/17	4,770,000	4,754,145
Kraft Foods Group, Inc.	2.250%	06/05/17	4,002,000	4,053,286
Kroger Co. (The)	2.200%	01/15/17	2,800,000	2,832,323
Kroger Co. (The)	2.950%	11/01/21	2,500,000	2,477,567
Safeway, Inc.	3.400%	12/01/16	271,000	271,677
				23,459,396
Energy — 7.2%
Boardwalk Pipelines, LLC	5.875%	11/15/16	2,300,000	2,388,651
Boardwalk Pipelines, LLC	5.500%	02/01/17	1,500,000	1,552,875
Chesapeake Energy Corp.	6.500%	08/15/17	4,500,000	4,387,500
Transocean, Inc.	5.050%	12/15/16	3,400,000	3,434,000
				11,763,026
Financials — 14.0%
American Financial Group, Inc.	9.875%	06/15/19	1,203,000	1,506,933
American International Group, Inc.	5.050%	10/01/15	2,000,000	2,013,324
Capital One Bank USA, N.A.	2.150%	11/21/18	560,000	556,632
CNA Financial Corp.	6.950%	01/15/18	50,000	55,614
Fairfax Financial Holdings Ltd.	7.375%	04/15/18	279,000	308,477
Genworth Holdings, Inc.	6.515%	05/22/18	2,200,000	2,332,000
Goldman Sachs Group, Inc. (a)	1.086%	12/15/17	1,180,000	1,181,843
Hartford Financial Services Group, Inc.	6.300%	03/15/18	158,000	175,076
Jefferies Group LLC	3.875%	11/09/15	3,637,000	3,661,081
Leucadia National Corp.	8.125%	09/15/15	4,700,000	4,732,312
Reinsurance Group of America, Inc.	5.625%	03/15/17	287,000	304,313
Voya Holdings, Inc.	7.250%	08/15/23	25,000	31,010
Weyerhaeuser Co.	6.950%	08/01/17	1,185,000	1,304,812
Zions Bancorp.	5.650%	11/15/23	4,500,000	4,649,063
				22,812,490
Health Care — 5.7%
McKesson Corp.	0.950%	12/04/15	4,800,000	4,800,643
WellPoint, Inc.	1.250%	09/10/15	2,035,000	2,035,757
WellPoint, Inc.	2.375%	02/15/17	2,400,000	2,427,603
				9,264,003
Industrials — 2.4%
Caterpillar, Inc.	7.900%	12/15/18	3,276,000	3,918,234

See accompanying notes to financial statements

EUBEL BRADY & SUTTMAN INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 80.6% (Continued)	Coupon	Maturity	Par Value	Value
Information Technology — 11.7%
Avnet, Inc.	6.000%	09/01/15	$1,900,000	$1,906,775
Avnet, Inc.	6.625%	09/15/16	1,364,000	1,435,737
Cisco Systems, Inc.	5.500%	02/22/16	4,000,000	4,111,744
FLIR Systems, Inc.	3.750%	09/01/16	2,472,000	2,529,929
Hewlett-Packard Co.	2.200%	12/01/15	727,000	730,024
Hewlett-Packard Co.	3.000%	09/15/16	3,450,000	3,512,331
Hewlett-Packard Co.	2.600%	09/15/17	47,000	47,713
Xerox Corp.	6.350%	05/15/18	4,337,000	4,812,019
				19,086,272
Materials — 2.8%
Steel Dynamics, Inc.	5.125%	10/01/21	4,607,000	4,595,483

Telecommunication Services — 3.8%
AT&T, Inc.	2.400%	08/15/16	3,500,000	3,545,874
Qwest Corp.	8.375%	05/01/16	2,450,000	2,590,875
				6,136,749
Utilities — 0.0% (b)
Pennsylvania Electric Co.	6.625%	04/01/19	15,000	16,760

Total Corporate Bonds (Cost $131,935,648)				$131,340,219

CONVERTIBLE CORPORATE BONDS — 2.0%	Coupon	Maturity	Par Value	Value
Information Technology — 2.0%
Intel Corp. (Cost $3,337,111)	2.950%	12/15/35	$2,800,000	$3,295,250

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
BANK DEBT — 0.7%	Coupon	Maturity	Par Value	Value
NCP Finance Limited Partnership (a)(c)	4.185%	08/06/15	$247,191	$247,191
NCP Finance Limited Partnership (a)(c)	4.185%	08/10/15	123,596	123,596
NCP Finance Limited Partnership (a)(c)	4.185%	08/24/15	247,191	247,191
NCP Finance Limited Partnership (a)(c)	6.000%	09/30/16	543,820	543,820
Total Bank Debt (Cost $1,161,798)				$1,161,798

PREFERRED STOCKS — 1.4%	Shares	Value
RAIT Financial Trust, 7.75%, Series A (Cost $2,284,577)	100,000	$2,197,000

MONEY MARKET FUNDS — 5.6%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.02% (d) (Cost $9,088,245)	9,088,245	$9,088,245

Total Investments at Value — 99.0% (Cost $162,021,040)		$161,313,335

Other Assets in Excess of Liabilities — 1.0%		1,681,110

Net Assets — 100.0%		$162,994,445

(a)	Variable rate security. The rate shown is the effective interest rate as of July 31, 2015.
(b)	Percentage rounds to less than 0.1%.
(c)

Illiquid security. Security value has been determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities is $1,161,798 at July 31, 2015, representing 0.7% of net assets (Note 2).

(d)	The rate shown is the 7-day effective yield as of July 31, 2015.
See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST STATEMENTS OF ASSETS AND LIABILITIES July 31, 2015
	Eubel Brady & Suttman Income and Appreciation Fund	Eubel Brady & Suttman Income Fund
ASSETS
Investments in securities:
At acquisition cost	$80,803,597	$162,021,040
At value (Note 2)	$81,731,964	$161,313,335
Dividends and interest receivable	937,110	1,682,202
Receivable for capital shares sold	—	41,575
Other assets	4,775	5,527
Total assets	82,673,849	163,042,639

LIABILITIES
Distributions payable	885	2,897
Payable for capital shares redeemed	—	368
Payable to administrator (Note 4)	7,150	13,670
Other accrued expenses	17,695	31,259
Total liabilities	25,730	48,194

NET ASSETS	$82,648,119	$162,994,445

NET ASSETS CONSIST OF:
Paid-in capital	$81,760,029	$163,440,168
Accumulated net investment income	5,952	2,472
Accumulated net realized gains (losses) from security transactions	(46,229)	259,510
Net unrealized appreciation (depreciation) on investments	928,367	(707,705)
NET ASSETS	$82,648,119	$162,994,445

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	8,392,087	16,475,752

Net asset value, offering price and redemption price per share (Note 2)	$9.85	$9.89

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST STATEMENTS OF OPERATIONS For the Period Ended July 31, 2015 (a)
	Eubel Brady & Suttman Income and Appreciation Fund	Eubel Brady & Suttman Income Fund
INVESTMENT INCOME
Dividends	$62,291	$181,135
Interest	1,568,261	1,831,113
Total investment income	1,630,552	2,012,248

EXPENSES
Administration fees (Note 4)	63,412	104,978
Registration and filing fees	28,331	39,804
Shareholder servicing fees (Note 4)	24,114	40,822
Professional fees	11,476	11,476
Custody and bank service fees	6,588	10,746
Pricing costs	5,175	7,166
Trustees’ fees and expenses (Note 4)	4,908	4,908
Postage and supplies	3,707	3,676
Insurance expense	3,314	3,314
Printing of shareholder reports	1,481	1,480
Other expenses	2,840	3,048
Total expenses	155,346	231,418

NET INVESTMENT INCOME	1,475,206	1,780,830

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from investment transactions	(46,229)	259,510
Net change in unrealized appreciation/ depreciation on investments	(1,256,550)	(1,712,132)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(1,302,779)	(1,452,622)

NET INCREASE IN NET ASSETS FROM OPERATIONS	$172,427	$328,208

(a)	Represents the period from the commencement of operations (September 30, 2014) through July 31, 2015.

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND STATEMENT OF CHANGES IN NET ASSETS
Period Ended July 31, 2015 (a)
FROM OPERATIONS
Net investment income	$1,475,206
Net realized losses from investment transactions	(46,229)
Net change in unrealized appreciation/depreciation on investments	(1,256,550)
Net increase in net assets from operations	172,427

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,469,254)

CAPITAL SHARE TRANSACTIONS
Proceeds from reorganization (Note 1)	53,446,239
Proceeds from shares sold	44,540,073
Net asset value of shares issued in reinvestment of distributions to shareholders	1,462,219
Payments for shares redeemed	(15,553,585)
Net increase from capital share transactions	83,894,946

TOTAL INCREASE IN NET ASSETS	82,598,119

NET ASSETS
Beginning of period	50,000
End of period	$82,648,119

ACCUMULATED NET INVESTMENT INCOME	$5,952

CAPITAL SHARE ACTIVITY
Shares issued from reorganization (Note 1)	5,344,624
Shares sold	4,454,587
Shares reinvested	146,798
Shares redeemed	(1,558,922)
Net increase in shares outstanding	8,387,087
Shares outstanding at beginning of period	5,000
Shares outstanding at end of period	8,392,087

(a)	Represents the period from the commencement of operations (September 30, 2014) through July 31, 2015.

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND STATEMENT OF CHANGES IN NET ASSETS
Period Ended July 31, 2015 (a)
FROM OPERATIONS
Net investment income	$1,780,830
Net realized gains from investment transactions	259,510
Net change in unrealized appreciation/depreciation on investments	(1,712,132)
Net increase in net assets from operations	328,208

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,778,358)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold and issued from transfer in-kind (Note 1)	176,544,173
Net asset value of shares issued in reinvestment of distributions to shareholders	1,757,232
Payments for shares redeemed	(13,906,810)
Net increase from capital share transactions	164,394,595

TOTAL INCREASE IN NET ASSETS	162,944,445

NET ASSETS
Beginning of period	50,000
End of period	$162,994,445

ACCUMULATED NET INVESTMENT INCOME	$2,472

CAPITAL SHARE ACTIVITY
Shares sold and issued from transfer in-kind (Note 1)	17,692,634
Shares reinvested	176,840
Shares redeemed	(1,398,722)
Net increase in shares outstanding	16,470,752
Shares outstanding at beginning of period	5,000
Shares outstanding at end of period	16,475,752

(a)	Represents the period from the commencement of operations (September 30, 2014) through July 31, 2015.

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout the Period
	Period Ended July 31, 2015 (a)
Net asset value at beginning of period	$10.00

Income (loss) from investment operations:
Net investment income	0.19
Net realized and unrealized losses on investments	(0.15)
Total from investment operations	0.04

Less distributions from:
Net investment income	(0.19)

Net asset value at end of period	$9.85

Total return (b)	0.38	%(c)

Net assets at end of period (000’s)	$82,648

Ratios/supplementary data:

Ratio of total expenses to average net assets	0.25	%(d)

Ratio of net investment income to average net assets	2.34	%(d)

Portfolio turnover rate	27	%(c)

(a)	Represents the period from the commencement of operations (September 30, 2014) through July 31, 2015.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout the Period
	Period Ended July 31, 2015 (a)
Net asset value at beginning of period	$10.00

Income (loss) from investment operations:
Net investment income	0.13
Net realized and unrealized losses on investments	(0.11)
Total from investment operations	0.02

Less distributions from:
Net investment income	(0.13)

Net asset value at end of period	$9.89

Total return (b)	0.22	%(c)

Net assets at end of period (000’s)	$162,994

Ratios/supplementary data:

Ratio of total expenses to average net assets	0.22	%(d)

Ratio of net investment income to average net assets	1.70	%(d)

Portfolio turnover rate	27	%(c)

(a)	Represents the period from the commencement of operations (September 30, 2014) through July 31, 2015.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS
July 31, 2015

1. Organization

Eubel Brady & Suttman Income and Appreciation Fund (“Income and Appreciation Fund”) and Eubel Brady & Suttman Income Fund (“Income Fund”) (individually, a “Fund” and collectively, the “Funds”) are each a no-load diversified series of Eubel Brady & Suttman Mutual Fund Trust (the “Trust”), an open-end management investment company organized as a Ohio statutory trust on April 17, 2014. On August 1, 2014, 5,000 shares of each Fund were issued for cash, at $10.00 per share, to a principal of Eubel Brady & Suttman Asset Management, Inc. (the “Adviser”), the investment adviser to the Funds.

On September 30, 2014, the EBS Convertible Fund I, L.P. (the “Partnership”) reorganized into the Income and Appreciation Fund and the Income Fund accepted cash and securities from clients of the Adviser, which were recorded at their current value. The net assets contributed, shares issued and net unrealized appreciation resulting from these tax-free transactions were as follows:

Fund	Date of Contribution	Net Assets	Shares Issued	Net Unrealized Appreciation on Investments
Income and Appreciation Fund	September 30, 2014	$53,446,239	5,344,624	$2,184,917
Income Fund	September 30, 2014	$24,006,977	2,400,698	$1,004,427

After the Income and Appreciation Fund acquired the net assets of the Partnership and the Income Fund acquired the cash and securities of the Adviser’s clients in exchange for Fund shares, both Funds began operations on September 30, 2014. As these transactions were determined to be non-taxable transactions by management, the Funds elected to retain the securities’ original cost basis for financial reporting purposes. The amortized cost of the contributed securities as of September 30, 2014, was $35,401,507 and $22,632,713 for Income and Appreciation Fund and Income Fund, respectively, resulting in unrealized appreciation on investments of $2,184,917 and $1,004,427, respectively, for Income and Appreciation Fund and Income Fund as of that date.

The investment objective of the Income and Appreciation Fund is to seek to provide total return through a combination of current income and capital appreciation.

The investment objective of the Income Fund is to preserve capital, produce income and maximize total return.

All costs incurred by the Funds in connection with their organization and offering of shares were borne by the Adviser. Such expenses are not subject to repayment by the Funds to the Adviser.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

2. Significant Accounting Policies

As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

The following summarizes the significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation — The Funds typically use a pricing service to determine the value of their securities. For fixed-income securities, the pricing service will utilize electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of fixed income securities without regard to sale or bid prices. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded on NASDAQ are generally valued at the NASDAQ Official Closing Price. Investments representing shares of other investment companies are valued at their net asset value as reported by such companies.

If the Adviser determines that a price provided by the pricing service does not accurately reflect the market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees of the Trust (the “Board”).

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

Certain fixed income securities held by the Funds are classified as Level 2 since the values are typically provided by an independent pricing service that utilizes various “other significant observable inputs” as discussed above. Certain other fixed income securities, including convertible preferred stocks and bonds, and bank debt held by the Funds are classified as Level 3 since the values for these securities are based

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

on prices derived from one or more significant inputs that are unobservable. The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of July 31, 2015 by security type:

Eubel Brady & Suttman Income and Appreciation Fund:
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$54,768,331	$—	$54,768,331
Convertible Corporate Bonds	—	19,412,564	1,000,000	20,412,564
Bank Debt	—	—	950,562	950,562
Convertible Preferred Stocks	—	—	364,173	364,173
Warrants	3,617,629	—	—	3,617,629
Money Market Funds	1,618,705	—	—	1,618,705
Total	$5,236,334	$74,180,895	$2,314,735	$81,731,964

Eubel Brady & Suttman Income Fund:
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$10,165,100	$—	$10,165,100
U.S. Government Agency Obligations	—	4,065,723	—	4,065,723
Corporate Bonds	—	131,340,219	—	131,340,219
Convertible Corporate Bonds	—	3,295,250	—	3,295,250
Bank Debt	—	—	1,161,798	1,161,798
Preferred Stocks	2,197,000	—	—	2,197,000
Money Market Funds	9,088,245	—	—	9,088,245
Total	$11,285,245	$148,866,292	$1,161,798	$161,313,335

As of July 31, 2015, the Funds did not have any transfers into and out of any Level. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a reconciliation of Level 3 investments of the Funds for which significant unobservable inputs were used to determine fair value for the period ended July 31, 2015.

Income and Appreciation Fund
Investments in Securities	Balance as of September 30, 2014	Purchases	Balance as of July 31, 2015	Net change in unrealized app/dep included in the Statements of Operations attributable to Level 3 investments held at July 31, 2015
Convertible Corporate Bonds	$—	$1,000,000	$1,000,000	$—
Bank debt	—	950,562	950,562	—
Convertible Preferred Stocks	—	1,168,603	364,173	(804,430)
Total	$—	$3,119,165	$2,314,735	$(804,430)

Income Fund
Investments in Securities	Balance as of September 30, 2014	Purchases	Balance as of July 31, 2015	Net change in unrealized app/dep included in the Statements of Operations attributable to Level 3 investments held at July 31, 2015
Bank debt	$—	$1,161,798	$1,161,798	$—

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

The following table summarizes the valuation techniques used and unobservable inputs developed by the Adviser in conformity with guidelines adopted by and subject to review by the Board to determine the fair value of the Level 3 investments.

Income and Appreciation Fund
	Fair Value at July 31, 2015	Valuation Technique	Unobservable Input*	Range	Weighted Average of Unobservable Inputs
Convertible Corporate Bonds	$1,000,000	DCF Model	Discount Rate	9.72%	N/A
Bank Debt	$950,562	Price at Face Value, as Long as in Good Standing. Monthly Interest Rate Reset	Compliance with Covenants	N/A	N/A
Convertible Preferred Stocks	$364,173	Value Imputed Based On Yield of Publicly Traded Shares of Another Series of Issuer	Yield Equivalent	40.82%	N/A

Income Fund
	Fair Value at July 31, 2015	Valuation Technique	Unobservable Input*	Range	Weighted Average of Unobservable Inputs
Bank Debt	$1,161,798	Price at Face Value, as Long as in Good Standing. Monthly Interest Rate Reset	Compliance with Covenants	N/A	N/A

*	Significant increases and decreases on the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements.

There were no derivative instruments held by the Funds during the period ended July 31, 2015.

Share Valuation — The net asset value per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to its net asset value per share.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Transactions, Investment Income and Realized Gains and Losses — Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Discounts and premiums on fixed income securities are amortized using the effective interest method. Gains and losses on securities sold are determined on a specific identification basis.

Expenses — Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable.

Distributions to Shareholders — Distributions to shareholders of net investment income, if any, are paid monthly. Capital gain distributions, if any, are distributed to shareholders annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. Dividends and distributions are recorded on the ex-dividend date. The tax character of distributions paid by each Fund for the period ended July 31, 2015 was ordinary income.

Federal Income Tax — Each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of July 31, 2015:

	EBS Income and Appreciation Fund	EBS Income Fund
Tax cost of portfolio investments	$80,803,597	$162,021,040
Gross unrealized appreciation	$2,932,713	$532,312
Gross unrealized depreciation	(2,004,346)	(1,240,017)
Net unrealized appreciation (depreciation) on investments	928,367	(707,705)
Accumulated ordinary income	6,837	5,369
Undistributed long-term gains	—	259,510
Capital loss carryforward	(46,229)	—
Other temporary differences	(885)	(2,897)
Accumulated earnings (deficit)	$888,090	$(445,723)

As of July 31, 2015, the Income and Appreciation Fund has a short-term capital loss carryforward for federal income tax purposes of $46,229. This capital loss carryforward may be carried forward indefinitely and is available to offset realized capital gains in future years, thereby reducing future taxable capital gain distributions.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for the tax year ending July 31, 2015 and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next year. Each Fund identifies its major tax jurisdiction as U.S. Federal.

3. Unfunded Loan Commitment

At July 31, 2015, unfunded loan commitments for the Funds were as follows:

Fund	Borrower	Unfunded Commitment
Income and Appreciation Fund	NCP Finance Limited Partnership	$849,438
Income Fund	NCP Finance Limited Partnership	$1,038,202

Pursuant to an ABL Credit Agreement between the Funds and NCP Finance Limited Partnership (the “Borrower”), the Borrower agrees to pay the Funds a commitment fee equal to 0.50% of the average daily unfunded commitment balance.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

4. Transactions with Related Parties

Certain officers of the Trust are also officers of the Adviser, of Ultimus Fund Solutions, LLC (“Ultimus”), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Funds, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter and exclusive agent for the distribution of shares of the Funds.

Investment Adviser — Under the terms of the Management Agreement between the Trust and the Adviser, the Adviser manages each Fund’s investments subject to oversight by the Board. The Funds do not pay the Adviser investment advisory fees under the terms of the Management Agreement. However, prior to investing in a Fund, a prospective shareholder must enter into an investment advisory agreement with the Adviser that calls for the payment of an advisory fee based upon a percentage of all assets (including shares of the Funds) managed by the Adviser on behalf of the prospective shareholder. The fee schedule may be negotiable at the time the account is opened and is generally based upon the value of assets held in the client’s account and the style of management.

The Adviser has entered into an agreement with the Funds under which it has agreed to reimburse Fund expenses to the extent necessary to limit total annual operating expenses (excluding brokerage costs, taxes, interest, acquired fund fees and expenses, expenses incurred pursuant to the Funds’ Shareholder Servicing Plan and extraordinary expenses) to an amount not exceeding 0.35% of each Fund’s average daily net assets. “Operating expenses” do not include organization or offering costs of each Fund, which the Adviser has otherwise agreed to pay. Any payments by the Adviser of expenses which are a Fund’s obligation are subject to repayment by the Fund for a period of three years following the fiscal year in which such expenses were paid, provided that the repayment does not cause the Fund’s total annual operating expenses to exceed 0.35% of average daily net assets. This agreement is currently in effect until December 1, 2016. No expense reimbursements were required during the period ended July 31, 2015.

Other Service Providers — Ultimus provides fund administration, fund accounting and transfer agency services to each Fund. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to postage, supplies and costs of pricing the Funds’ portfolio securities.

Shareholder Servicing Plan — The Funds have adopted a Shareholder Servicing Plan which allows each Fund to make payments to financial organizations (including payments directly to the Adviser and the Distributor) for providing account administration and account maintenance services to Fund shareholders. The annual

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

service fee may not exceed an amount equal to 0.25% of each Fund’s average daily net assets. During the period ended July 31, 2015, the Income and Appreciation Fund and the Income Fund paid $24,114 and $40,822, respectively, for such services.

Compensation of Trustees — Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser or Ultimus (“Independent Trustee”) receives from the Trust a fee of $1,000 for attendance at each meeting of the Board, in addition to reimbursement of travel and other expenses incurred in attending the meetings. The Chairman of the Audit and Governance Committee receives an additional annual fee of $1,000.

5. Securities Transactions

During the period ended July 31, 2015, cost of purchases and proceeds from sales and maturities of investment securities were as follows:

	Income and Appreciation Fund	Income Fund
Purchases of investment securities*	$58,522,661	$120,830,132
Proceeds from sales and maturities of investment securities	$18,884,679	$23,860,204

During the period ended July 31, 2015, cost of purchases and proceeds from sales and maturities of U.S. government long-term securities were as follows:

	Income and Appreciation Fund	Income Fund
Purchases of investment securities*	$—	$20,889,936
Proceeds from sales and maturities of investment securities	$—	$6,607,391

*	Purchases do not include securities transferred in-kind (Note 1).

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

6. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

7. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events have occurred.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Eubel Brady & Suttman Mutual Fund Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Eubel Brady & Suttman Mutual Fund Trust, comprising Eubel Brady & Suttman Income and Appreciation Fund and Eubel Brady & Suttman Income Fund (the “Funds”) as of July 31, 2015, and the related statements of operations and changes in net assets, and the financial highlights for the period September 30, 2014 (commencement of operations) to July 31, 2015. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting Eubel Brady & Suttman Mutual Fund Trust as of July 31, 2015, the results of their operations, the changes in their net assets, and the financial highlights for the period September 30, 2014 (commencement of operations) to July 31, 2015, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
September 28, 2015

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Funds, you incur ongoing costs, including shareholder servicing fees and other operating expenses. These ongoing costs, which are deducted from each Fund’s gross income, directly reduce the investment return of the Funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (February 1, 2015 through July 31, 2015).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the returns used are not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they impose any sales loads.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

More information about the Funds’ expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expense Ratio(a)	Expenses Paid During Period(b)
EBS Income & Appreciation Fund
Actual	$1,000.00	$1,008.40	0.25%	$1.24
Hypothetical 5% Return (before expenses)	$1,000.00	$1,023.55	0.25%	$1.25
EBS Income Fund
Actual	$1,000.00	$1,003.30	0.21%	$1.04
Hypothetical 5% Return (before expenses)	$1,000.00	$1,023.76	0.21%	$1.05

(a)	Annualized, based on the Fund's most recent one-half year expenses.
(b)	Expenses are equal to the Funds' annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST OTHER INFORMATION (Unaudited)

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-800-391-1223. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-391-1223, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-800-391-1223, or on the SEC’s website at http://www.sec.gov.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board of Trustees has overall responsibility for management of the Trust’s affairs. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement, or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and executive officers of the Trust:

Name, Address and Date of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years and Directorships of Public Companies Within Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee
Interested Trustees:
Scott E. Lundy, CFP* c/o Eubel Brady & Suttman 10100 Innovation Drive, Ste. 410 Dayton, OH 45342 Year of birth: 1976	Since July 2014	President and Trustee	Vice President and Principal of Eubel Brady & Suttman Asset Management, Inc. the Funds’ investment adviser, since 2003	2
Independent Trustees:
Roger S. Furrer c/o Eubel Brady & Suttman 10100 Innovation Drive, Ste. 410 Dayton, OH 45342 Year of birth: 1960	Since July 2014	Trustee and Chairman	Managing Partner Bannockburn Global Forex, LLC (currency trading) from December 2013 to present; Regional President of First Financial Bank from November 2005 until October 2013; Chairman of CityWide Development Co. (non-profit economic development company) since January 2013	2
Robert A. Goering c/o Eubel Brady & Suttman 10100 Innovation Drive, Ste. 410 Dayton, OH 45342 Year of birth: 1960	Since July 2014	Trustee	Partner Goering & Goering, LLC (law firm) from November 1986 to present; Hamilton County Ohio Treasurer from February 1991 to present; Adjunct Professor at Salmon P. Chase College of Law (August 2005 to present).	2
Christopher C. Young c/o Eubel Brady & Suttman 10100 Innovation Drive, Ste. 410 Dayton, OH 45342 Year of birth: 1962	Since July 2014	Trustee	Vice President, Sales of Noranda Aluminum (aluminum manufacturer) from January 2014 to present; director of Noranda Aluminum from 2010 to 2013. Principle and co-founder of B2BSX (business software exchange) from 2007 until 2010.	2

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name, Address and Date of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years and Directorships of Public Companies Within Past 5 Years
Executive Officers:
Terri L. King Eubel Brady & Suttman 10100 Innovation Drive, Ste. 410 Dayton, OH 45342 Year of Birth: 1961	Since July 2014	Chief Compliance Officer	Manager of Compliance and Consulting Services Administration of Eubel Brady & Suttman Asset Management, Inc. the Funds’ investment adviser, since 2003
Theresa M. Bridge Ultimus Fund Solutions, LLC 225 Pictoria Drive Suite 450 Cincinnati, OH 45246 Year of Birth: 1969	Since July 2014	Treasurer	Vice President-Director of Financial Administration of Ultimus Fund Solutions, LLC
Ronald L. Eubel Eubel Brady & Suttman 10100 Innovation Drive, Ste. 410 Dayton, OH 45342 Year of Birth: 1960	Since July 2014	Secretary	Co-Chief Investment Officer and Principal of Eubel Brady & Suttman Asset Management, Inc. the Funds’ investment adviser, since 1993

*

Scott E. Lundy, as an affiliated person of Eubel Brady & Suttman Asset Management, Inc, the Funds’ investment adviser, is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) under the 1940 Act.

Additional information about members of the Board and executive officers is available in the Funds’ Statement of Additional Information (“SAI”). To obtain a free copy of the SAI, please call 1-800-391-1223.

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Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the members have sufficient financial expertise to address any issues that are likely to come before the committee.

Item 4.	Principal Accountant Fees and Services.

(a)
Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $27,000 with respect to the registrant’s fiscal year ended July 31, 2015.

(b)
Audit-Related Fees. No fees were billed in the last fiscal year for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)
Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $5,000 with respect to the registrant’s fiscal year ended July 31, 2015. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)	All Other Fees. No fees were billed in the last fiscal year for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)
During the fiscal year ended July 31, 2015, aggregate non-audit fees of $5,000 were billed by the registrant’s principal accountant for services rendered to the registrant. No non-audit fees were billed in the last fiscal year by the registrant’s principal accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)
The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics
Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act
Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Eubel Brady & Suttman Mutual Fund Trust

By (Signature and Title)*		/s/ Scott E. Lundy
Scott E. Lundy, President

Date	September 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Scott E. Lundy
Scott E. Lundy, President

Date	September 30, 2015

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	September 30, 2015

*	Print the name and title of each signing officer under his or her signature.